UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23181

DAVIS FUNDAMENTAL ETF TRUST
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Lisa J. Cohen
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600
Date of fiscal year end: October 31, 2021
Date of reporting period: October 31, 2021

____________________

ITEM 1. REPORT TO STOCKHOLDERS

Davis ETFs

Davis Select U.S. Equity ETF | DUSA
Davis Select Financial ETF | DFNL
Davis Select Worldwide ETF | DWLD
Davis Select International ETF | DINT

(part of Davis Fundamental ETF Trust)

October 31, 2021

ANNUAL REPORT

DAVIS FUNDAMENTAL ETF TRUST	Table of Contents

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Fundamental ETF Trust (the “Funds”) prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

The views in this report were as of October 31, 2021 and may not necessarily reflect the same views on the date this report is first published or any time thereafter. These views are intended to help shareholders in understanding the Funds’ investment methodology and do not constitute investment advice.

Shares of the Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds’ Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisetfs.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisetfs.com, and (iii) on the SEC’s website at www.sec.gov.
Quarterly Schedule of Investments
The Funds file their complete schedule of investments with the SEC on Form N-CSR (as of the end of the second and fourth quarters) and on Form N-PORT Part F (as of the end of the first and third quarters). The Funds’ Forms N-CSR (Annual and Semi-Annual Reports) and N-PORT Part F are available without charge, upon request, by calling 1-800-279-0279, on the Funds’ website at www.davisetfs.com, and on the SEC’s website at www.sec.gov. A list of the Funds’ daily holdings is also available at www.davisetfs.com.

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT U.S. EQUITY ETF

Performance Overview

Davis Select U.S. Equity ETF’s net asset value and market price returns1 (39.19% and 39.41%, respectively) underperformed the 42.91% return of the Standard & Poor’s 500® Index (“S&P 500®” or the “Index”) for the twelve-month period ended October 31, 2021 (the “period”). The sectors2 within the S&P 500® that reported the strongest performance were Energy (up 111%), Financials (up 66%), and Information Technology (up 48%). The sectors within the S&P 500® that reported the weakest performance were Utilities (up 11%), Consumer Staples (up 19%), and Health Care (up 34%).

Detractors from Performance

The Fund’s Consumer Discretionary holdings were the most important detractor3 from performance both on an absolute basis and relative to the Index. The Fund’s holdings underperformed those of the S&P 500® (down 34%, versus up 36%) and a higher average weighting in this sector (16%, compared to 12%) also hindered performance. New Oriental Education & Technology4 (down 86%) was the largest detractor during the period. The Fund completely liquidated its position in New Oriental Education & Technology after the Chinese government placed new regulations on the company related to after-school tutoring and private educational services, one of which is mandating that it must now be registered as a non-profit organization. Alibaba (down 45%), Vroom (down 44%), Naspers (down 12%), and Prosus (up 3%) were among the weaker performers from this sector. Vroom and Prosus were new holdings during the period. The Fund no longer holds Alibaba.

Compared to the Index, the Fund suffered as a result of its weaker performing Health Care holdings. The Fund’s holdings were up 4% compared to up 34% for the Index. Viatris (down 21%), a new purchase during the period, was a key detractor. The Fund also had no exposure in Energy, the highest performing sector of the S&P 500®, and relative performance suffered as a result.

Other weak performers were Ping An Insurance (down 19%) and Danske Bank (up 4%), both new purchases during the period.

Contributors to Performance

The Fund’s largest weighting was in Financials (average weight of 51%, compared to the Index’s 12%), one of the higher performing Index sectors during the period. These holdings were the most significant contributor to both absolute and relative performance. The Fund’s holdings outperformed those of the Index (up 75%, versus up 66%). Of the top ten contributors during the period, seven were from the Financials sector. Capital One Financial (up 110%) was the top contributor during the period. Other contributors included Wells Fargo (up 142%), Berkshire Hathaway (up 42%), American Express (up 93%), JPMorgan Chase (up 78%), U.S. Bancorp (up 60%), and Bank of New York Mellon (up 77%). Capital One Financial, Berkshire Hathaway, and Wells Fargo were all top five holdings at the end of the period, representing 10.64%, 8.00%, and 6.71% of net assets, respectively.

The Fund’s holdings in the Communication Services sector were also beneficial to performance on both an absolute and relative basis. The Fund’s Communication Services holdings outperformed those of the Index (up 62%, versus up 41%). Alphabet (up 83%), the parent company of Google, was the largest holding at the end of the period, representing 10.69% of net assets.

The Fund’s Industrials position was a key performer. The Fund’s holdings outperformed those of the Index (up 47%, versus up 40%). Carrier Global (up 38%), a company no longer held, was among the top contributors.

Applied Materials (up 133%), an Information Technology holding, was another top contributor during the period.

Davis Select U.S. Equity ETF’s investment objective is long-term capital growth and capital preservation. There can be no assurance that the Fund will achieve its objective. Davis Select U.S. Equity ETF’s principal risks are: stock market risk, common stock risk, market trading risk, exchange-traded fund risk, focused portfolio risk, financial services risk, foreign country risk, headline risk, large-capitalization companies risk, manager risk, authorized participant concentration risk, cybersecurity risk, depositary receipts risk, fees and expenses risk, foreign currency risk, and mid- and small-capitalization companies risk. See the prospectus for a full description of each risk.
Davis Select U.S. Equity ETF focuses its investments in fewer companies, and it may be subject to greater risks than a more diversified fund that is not allowed to focus its investments in a few companies. The Fund’s investment performance, both positive and negative, is expected to reflect the economic performance of its more focused portfolio.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the twelve-month period ended October 31, 2021, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the twelve-month period, October 31, 2021, unless otherwise noted.

[1]	The net asset value return is based on the NAV of the Fund and the market price return represents changes to the official closing price of the Fund at 4:00 P.M. EST when the NAV is determined.
[2]
The companies included in the Standard & Poor’s 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[3]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[4]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT U.S. EQUITY ETF - (CONTINUED)

Comparison of a $10,000 investment in Davis Select U.S. Equity ETF (DUSA) versus the
Standard & Poor’s 500® Index for an investment made at NAV on January 11, 2017

S&P 500®
DUSA - NAV
S&P 500®
$22,120
DUSA
$18,306
$23,000
$21,000
$19,000
$17,000
$15,000
$13,000
$11,000
$9,000
01/11/17
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21

Average Annual Total Return for periods ended October 31, 2021

Fund & Benchmark Index	1-Year	Since Fund’s Inception (01/11/17)	Gross Expense Ratio	Net Expense Ratio
DUSA - Net Asset Value (NAV)	39.19%	13.41%	0.61%	0.61%
DUSA - Market Price	39.41%	13.41%	0.61%	0.61%
S&P 500® Index	42.91%	17.96%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. The NAV return is based on the NAV of the Fund and the market price return represents changes to the official closing price of the Fund at 4:00 P.M. EST when the NAV is determined. NAV and market price returns assume that all distributions were reinvested at NAV. Market price returns do not include brokerage commissions that may be payable on secondary market transactions or annual fees to financial intermediaries. If brokerage commissions or annual fees were included, market price returns would be lower. Current performance may be higher or lower than performance data quoted. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com.

Average Annual Total Return for periods ended September 30, 2021

	1-Year	Since Fund’s Inception (01/11/17)
DUSA - Net Asset Value (NAV)	35.16%	12.83%
DUSA - Market Price	35.06%	12.87%

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT FINANCIAL ETF

Performance Overview

Davis Select Financial ETF’s net asset value and market price returns1 (68.35% and 68.71%, respectively) underperformed the 72.14% return of the S&P 500® Financials Index (the “Index”) for the twelve-month period ended October 31, 2021 (the “period”). The industries2 within the Index that reported the strongest performance were Consumer Finance (up 94%), Banks (up 88%), and Capital Markets (up 75%). The industries within the Index that reported the weakest performance, but still satisfactory in absolute terms, were Diversified Financial Services (up 42%) and Insurance (up 56%).

Detractors from Performance

With the strong market, only one holding in the portfolio realized a negative return during the period. For this reason, the detractor3 discussion is generally focused on securities that had a minor impact on performance results primarily due to a small weighting.

Four of the weaker performers during the period came from the Insurance industry. The Fund’s holdings underperformed those of the Index (up 42%, compared to up 56%). Ping An Insurance4 (down 16%), a new position in the Fund and the aforementioned lone holding with a negative return, was the only true detractor from absolute performance. Greenlight Capital (up 10%), Everest Re Group (up 36%), and Alleghany (up 19%) were other weaker performing holdings.

The Fund’s Bank holdings lagged relative to the Index (up 78%, compared to up 88% for the Index). Metro Bank (up 86%), M&T Bank (up 47%), and Danske Bank (up 30%) were all among the list of smaller contributors.

Alphabet (up 7%), the parent company of Google and the only non-Financial holding in the Fund during the period, was a slight contributor before being liquidated. The Fund had an average weighting of 17% of net assets in foreign securities. The Fund’s foreign holdings underperformed the U.S. holdings (up 58%, compared to up 74%).

Contributors to Performance

While the Fund’s Bank holdings were a top detractor relative to the Index, the Fund benefited due to its large weighting in Banks (average weight of 43%, compared to the Index’s 38%). These holdings were the most significant contributor to absolute performance. Six of the top ten contributors during the period came from the Bank industry. Wells Fargo (up 142%), Bank of America (up 106%), U.S. Bancorp (up 60%), PNC Financial (up 94%), JPMorgan Chase (up 78%), and DNB Bank (up 93%) were all among the top contributors.

The Fund’s Consumer Finance position was a strong contributor to both absolute and relative performance. The Fund benefited from its higher weighting (13%, compared to 5%) and its stronger stock selection (up 102%, compared to up 94%). The biggest single contributor to performance was also the largest holding at the end of the period, Capital One Financial. Capital One Financial was up 110% and represented 9.16% of net assets at the end of the period. Another top contributor from this industry was American Express, which was up 93%.

Other top contributors during the period were Bank of New York Mellon (up 77%) and Chubb (up 53%).

Davis Select Financial ETF’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Select Financial ETF’s principal risks are: stock market risk, common stock risk, market trading risk, exchange-traded fund risk, financial services risk, credit risk, interest rate sensitivity risk, focused portfolio risk, headline risk, foreign country risk, large-capitalization companies risk, manager risk, authorized participant concentration risk, cybersecurity risk, depositary receipts risk, fees and expenses risk, foreign currency risk, emerging market risk, and mid- and small-capitalization companies risk. See the prospectus for a full description of each risk.

Davis Select Financial ETF concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund’s investment performance, both positive and negative, is expected to reflect the economic performance of the financial sector more than a fund that does not concentrate its portfolio.

Davis Select Financial ETF focuses its investments in fewer companies, and it may be subject to greater risks than a more diversified fund that is not allowed to focus its investments in a few companies. The Fund’s investment performance, both positive and negative, is expected to reflect the economic performance of its more focused portfolio.

Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the twelve-month period ended October 31, 2021, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the twelve-month period, October 31, 2021, unless otherwise noted.
[1]	The net asset value return is based on the NAV of the Fund and the market price return represents changes to the official closing price of the Fund at 4:00 P.M. EST when the NAV is determined.
[2]	The companies included in the S&P 500® Financials Index are divided into five industries. One or more sub-industries make up an industry.
[3]
A company’s or industry’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[4]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT FINANCIAL ETF - (CONTINUED)

Comparison of a $10,000 investment in Davis Select Financial ETF (DFNL) versus the
Standard & Poor’s 500® Financials Index for an investment made at NAV on January 11, 2017

$21,000
$19,000
$17,000
$15,000
$13,000
$11,000
$9,000
01/11/17
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
S&P 500® Financials
DFNL - NAV
S&P 500® Financials $18,874
DFNL $17,286

Average Annual Total Return for periods ended October 31, 2021

Fund & Benchmark Index	1-Year	Since Fund’s Inception (01/11/17)	Gross Expense Ratio	Net Expense Ratio
DFNL - Net Asset Value (NAV)	68.35%	12.06%	0.62%	0.62%
DFNL - Market Price	68.71%	12.09%	0.62%	0.62%
S&P 500® Financials Index	72.14%	14.13%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. The S&P 500® Financials Index comprises those companies included in the Standard & Poor’s 500® Index that are classified as members of the GICS® Financials sector. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. The NAV return is based on the NAV of the Fund and the market price return represents changes to the official closing price of the Fund at 4:00 P.M. EST when the NAV is determined. NAV and market price returns assume that all distributions were reinvested at NAV. Market price returns do not include brokerage commissions that may be payable on secondary market transactions or annual fees to financial intermediaries. If brokerage commissions or annual fees were included, market price returns would be lower. Current performance may be higher or lower than performance data quoted. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com.

Average Annual Total Return for periods ended September 30, 2021

	1-Year	Since Fund’s Inception (01/11/17)
DFNL - Net Asset Value (NAV)	61.97%	11.03%
DFNL - Market Price	61.99%	11.07%

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT WORLDWIDE ETF

Performance Overview

Davis Select Worldwide ETF’s net asset value and market price returns1 (18.22% and 18.00%, respectively) underperformed the 37.28% return of the Morgan Stanley Capital International All Country World Index (“MSCI” or the “Index”) for the twelve-month period ended October 31, 2021 (the “period”). The sectors2 within the MSCI that reported the strongest performance were Energy (up 87%), Financials (up 58%), and Information Technology (up 47%). The sectors within the MSCI that reported the weakest performance were Utilities (up 14%), Consumer Staples (up 18%), and Consumer Discretionary (up 29%).

Detractors from Performance

The Fund held a large position in Consumer Discretionary companies. These holdings were the top detractor3 from Fund performance both on an absolute basis and relative to the Index. The Fund’s holdings underperformed those of the Index (down 41%, versus up 29%) and the Fund was significantly overweight in this sector (average weighting of 27%, versus 13%). Of the top ten detractors during the period, five were from the Consumer Discretionary sector led by two companies providing education services in China, New Oriental Education & Technology4 (down 86%) and TAL Education Group (down 92%). The Fund completely liquidated its positions in New Oriental Education & Technology and TAL Education Group after the Chinese government placed new regulations on these companies related to after-school tutoring and private educational services, one of which is mandating that they must now be registered as non-profit organizations. Alibaba (down 46%), Vroom (down 44%), and Naspers (down 12%) were the additional top detractors from this sector. The Fund initiated a positon in Vroom in March 2021.

The Fund’s performance was also hindered as a result of its weaker performing Health Care holdings. The Fund’s holdings were down 5%, versus up 29% for the Index. Viatris (down 21%), a new purchase during the period, was a key detractor.

The Fund also had no exposure in Energy, the highest performing sector of the MSCI, and relative performance suffered as a result. The Fund’s 2% average repurchase agreement position during the period also hindered relative performance in this rising market environment.

Additional individual detractors from performance were Ping An Insurance (down 19%), DiDi Global (down 42%), iQIYI (down 46%), and Samsung Electronics (down 15%), all new purchases during the period.

The Fund had an average weighting of 24% of net assets in Chinese securities and these holdings were down 40% during the period.

Contributors to Performance

The Fund’s largest weighting was in Financials (average weight of 37%, compared to the Index’s 15%), one of the higher performing Index sectors during the period. These holdings were the most significant contributor to both absolute and relative performance. The Fund’s holdings outperformed those of the Index (up 67%, versus up 58%). Of the top ten contributors during the period, six were from the Financials sector. Capital One Financial (up 110%) was the top contributor during the period. Other contributors included Wells Fargo (up 142%), DBS Group Holdings (up 62%), DNB Bank (up 93%), Berkshire Hathaway (up 42%), and Julius Baer Group (up 70%). Wells Fargo, DBS Group Holdings, and Berkshire Hathaway were all top five holdings at the end of the period, representing 7.34%, 5.69%, and 4.97% of net assets, respectively.

The Fund’s holdings in the Communication Services sector was also beneficial to performance on both an absolute and relative basis. The Fund’s Communication Services holdings outperformed those of the Index (up 47%, versus up 29%). Alphabet (up 83%), the parent company of Google, continued to be a large holding at the end of the period, representing 4.85% of net assets. IAC/InterActiveCorp (up 87%) was also a strong performer.

The Fund’s Information Technology position was a key performer. The Fund’s holdings outperformed those of the Index (up 72%, versus up 47%). Applied Materials (up 133%) and Hollysys Automation Technologies (up 78%) were among the top contributors.

The Fund’s U.S. holdings significantly outperformed its foreign holdings (up 61%, compared to down 9%).

Davis Select Worldwide ETF’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Select Worldwide ETF’s principal risks are: stock market risk, common stock risk, market trading risk, exchange-traded fund risk, foreign country risk, exposure to industry or sector risk, headline risk, foreign market risk, large-capitalization companies risk, manager risk, authorized participant concentration risk, cybersecurity risk, emerging market risk, depositary receipts risk, fees and expenses risk, foreign currency risk, and mid- and small-capitalization companies risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the twelve-month period ended October 31, 2021, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the twelve-month period, October 31, 2021, unless otherwise noted.
[1]	The net asset value return is based on the NAV of the Fund and the market price return represents changes to the official closing price of the Fund at 4:00 P.M. EST when the NAV is determined.
[2]
The companies included in the Morgan Stanley Capital International All Country World Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[3]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[4]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT WORLDWIDE ETF - (CONTINUED)

Comparison of a $10,000 investment in Davis Select Worldwide ETF (DWLD) versus the
Morgan Stanley Capital International All Country World Index (MSCI ACWI®)
for an investment made at NAV on January 11, 2017

$21,000
$19,000
$17,000
$15,000
$13,000
$11,000
$9,000
MSCI ACWI®
DWLD - NAV
MSCI ACWI® $18,979
DWLD $16,475
01/11/17
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21

Average Annual Total Return for periods ended October 31, 2021

Fund & Benchmark Index	1-Year	Since Fund’s Inception (01/11/17)	Gross Expense Ratio	Net Expense Ratio
DWLD - Net Asset Value (NAV)	18.22%	10.95%	0.62%	0.62%
DWLD - Market Price	18.00%	10.90%	0.62%	0.62%
MSCI ACWI®	37.28%	14.26%

The MSCI ACWI® is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Index includes reinvestment of dividends, net of foreign withholding taxes. Investments cannot be made directly in the Index.

The performance data quoted in this report represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. The NAV return is based on the NAV of the Fund and the market price return represents changes to the official closing price of the Fund at 4:00 P.M. EST when the NAV is determined. NAV and market price returns assume that all distributions were reinvested at NAV. Market price returns do not include brokerage commissions that may be payable on secondary market transactions or annual fees to financial intermediaries. If brokerage commissions or annual fees were included, market price returns would be lower. Current performance may be higher or lower than performance data quoted. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com.

Average Annual Total Return for periods ended September 30, 2021

	1-Year	Since Fund’s Inception (01/11/17)
DWLD - Net Asset Value (NAV)	15.84%	10.16%
DWLD - Market Price	15.57%	10.14%

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT INTERNATIONAL ETF

Performance Overview

Davis Select International ETF’s net asset value and market price returns1 (-0.16% and -0.41%, respectively) underperformed the 29.66% return of the Morgan Stanley Capital International All Country World Index ex USA (“MSCI” or the “Index”) for the twelve-month period ended October 31, 2021 (the “period”). The sectors2 within the MSCI that reported the strongest performance were Energy (up 74%), Financials (up 50%), and Information Technology (up 43%). The sectors within the MSCI that reported the weakest performance were Communication Services (up 7%), Consumer Discretionary (up 13%), and Real Estate (up 17%).

Detractors from Performance

The Fund held a large position in Consumer Discretionary companies. These holdings were the top detractor3 from Fund performance both on an absolute basis and relative to the Index. The Fund’s holdings underperformed those of the Index (down 41%, versus up 13%) and the Fund was significantly overweight in this sector (average weighting of 31%, versus 14%). Of the top ten detractors during the period, six were from the Consumer Discretionary sector led by two companies providing education services in China, New Oriental Education & Technology4 (down 86%) and TAL Education Group (down 92%). The Fund completely liquidated its positions in New Oriental Education & Technology and TAL Education Group after the Chinese government placed new regulations on these companies related to after-school tutoring and private educational services, one of which is mandating that they must now be registered as non-profit organizations. Alibaba (down 46%), Meituan (down 7%), Naspers (down 12%), and Fila Holdings (down 6%) were the additional top detractors from this sector.

The Fund’s holdings in the Communication Services sector also hindered both absolute and relative performance. The Fund’s Communication Services holdings underperformed those of the Index (down 34%, versus up 7%). iQIYI (down 66%) was a key detractor during the period.

The Fund also had no exposure in Energy, the highest performing sector of the MSCI, and relative performance suffered as a result. The Fund’s 9% average repurchase agreement position during the period also hindered relative performance in this rising market environment.

Additional individual detractors from performance were Samsung Electronics (down 18%), DiDi Global (down 42%), and Ping An Insurance (down 19%), all new purchases during the period.

The Fund had an average weighting of 32% of net assets in Chinese securities and these holdings were down 39% during the period.

Contributors to Performance

The Fund’s overweight position in the stronger performing Financials sector (average weight of 33%, compared to the Index’s 19%) allowed it to be the most significant contributor to both absolute and relative performance. Of the top ten contributors during the period, six were from the Financials sector. DNB Bank (up 93%), Julius Baer Group (up 70%), and DBS Group Holdings (up 62%) were the top three overall contributors during the period, respectively. Other contributors from this sector included Bank of N.T. Butterfield (up 43%), Danske Bank (up 30%), and AIA Group (up 22%). DBS Group Holdings and Julius Baer Group were top five holdings at the end of the period, representing 6.55% and 6.23% of net assets, respectively.

The Industrials sector was also a contributor to the Fund’s absolute and relative performance. The Fund’s holdings outperformed those of the Index (up 46%, versus up 35%). Ferguson (up 59%) and Schneider Electric (up 45%) were the top performers from this sector.

Compared to the Index, the Fund benefited from having no holdings in the Consumer Staples, Utilities, and Real Estate sectors and being underweight in the Health Care sector (average weighting of 3%, versus 9%). Other individual contributors during the period included Information Technology holdings Tokyo Electron (up 77%) and Hollysys Automation Technologies (up 78%).

Davis Select International ETF’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Select International ETF’s principal risks are: stock market risk, common stock risk, market trading risk, exchange-traded fund risk, foreign country risk, exposure to industry or sector risk, headline risk, foreign market risk, large-capitalization companies risk, manager risk, authorized participant concentration risk, cybersecurity risk, emerging market risk, depositary receipts risk, fees and expenses risk, foreign currency risk, and mid- and small-capitalization companies risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the twelve-month period ended October 31, 2021, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the twelve-month period, October 31, 2021, unless otherwise noted.
[1]	The net asset value return is based on the NAV of the Fund and the market price return represents changes to the official closing price of the Fund at 4:00 P.M. EST when the NAV is determined.
[2]
The companies included in the Morgan Stanley Capital International All Country World Index ex USA are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[3]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[4]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT INTERNATIONAL ETF - (CONTINUED)

Comparison of a $10,000 investment in Davis Select International ETF (DINT) versus the
Morgan Stanley Capital International All Country World Index ex USA (MSCI ACWI® ex USA)
for an investment made at NAV on March 1, 2018

$15,000
$13,000
$11,000
$9,000
$7,000
MSCI ACWI® ex USA
DINT - NAV
MSCI ACWI® ex USA $12,568
DINT $10,741
03/01/18
10/31/18
10/31/19
10/03/20
10/31/21

Average Annual Total Return for periods ended October 31, 2021

Fund & Benchmark Index	1-Year	Since Fund’s Inception (03/01/18)	Gross Expense Ratio	Net Expense Ratio
DINT - Net Asset Value (NAV)	(0.16)%	1.97%	0.64%	0.64%
DINT - Market Price	(0.41)%	1.89%	0.64%	0.64%
MSCI ACWI® ex USA	29.66%	6.42%

The MSCI ACWI® ex USA is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets, excluding the United States. The Index includes reinvestment of dividends, net of foreign withholding taxes. Investments cannot be made directly in the Index.

The performance data quoted in this report represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. The NAV return is based on the NAV of the Fund and the market price return represents changes to the official closing price of the Fund at 4:00 P.M. EST when the NAV is determined. NAV and market price returns assume that all distributions were reinvested at NAV. Market price returns do not include brokerage commissions that may be payable on secondary market transactions or annual fees to financial intermediaries. If brokerage commissions or annual fees were included, market price returns would be lower. Current performance may be higher or lower than performance data quoted. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com.

Average Annual Total Return for periods ended September 30, 2021

	1-Year	Since Fund’s Inception (03/01/18)
DINT - Net Asset Value (NAV)	(0.78)%	0.87%
DINT - Market Price	(1.52)%	0.80%

DAVIS FUNDAMENTAL ETF TRUST	Fund Overview
DAVIS SELECT U.S. EQUITY ETF	October 31, 2021

Portfolio Composition		Industry Weightings
(% of Fund’s 10/31/21 Net Assets)		(% of 10/31/21 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	81.97%	Diversified Financials	26.73%	5.10%
Common Stock (Foreign)	15.04%	Banks	24.08%	4.39%
Short-Term Investments	3.01%	Media & Entertainment	15.72%	9.60%
Other Assets & Liabilities	(0.02)%	Retailing	12.26%	6.92%
	100.00%	Health Care	7.23%	13.02%
		Insurance	6.97%	1.92%
		Information Technology	5.24%	27.93%
		Capital Goods	1.14%	5.31%
		Materials	0.63%	2.49%
		Energy	–	2.86%
		Automobiles & Components	–	2.83%
		Other	–	17.63%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 10/31/21 Net Assets)

Alphabet Inc., Class C	Media & Entertainment	10.69%
Capital One Financial Corp.	Consumer Finance	10.64%
Berkshire Hathaway Inc., Class B	Diversified Financial Services	8.00%
Wells Fargo & Co.	Banks	6.71%
Amazon.com, Inc.	Retailing	6.51%
U.S. Bancorp	Banks	4.93%
DBS Group Holdings Ltd.	Banks	4.73%
Meta Platforms, Inc., Class A	Media & Entertainment	4.56%
American Express Co.	Consumer Finance	4.15%
JD.com, Inc., Class A, ADR	Retailing	3.91%

DAVIS FUNDAMENTAL ETF TRUST	Fund Overview
DAVIS SELECT U.S. EQUITY ETF - (CONTINUED)	October 31, 2021

New Positions Added (11/01/20-10/31/21)
(Highlighted positions are those greater than 2.00% of the Fund’s 10/31/21 net assets)
Security	Industry	Date of 1st Purchase	% of Fund’s 10/31/21 Net Assets
Cigna Corp.	Health Care Equipment & Services	12/18/20	2.81%
Danske Bank A/S	Banks	12/23/20	1.07%
JD.com, Inc., Class A, ADR	Retailing	08/20/21	3.91%
Ping An Insurance (Group) Co.
of China, Ltd. - H	Life & Health Insurance	07/14/21	1.89%
Prosus N.V., Class N	Retailing	08/13/21	0.68%
Teck Resources Ltd., Class B	Materials	09/24/21	0.62%
Viatris Inc.	Pharmaceuticals, Biotechnology
	& Life Sciences	12/02/20	1.76%
Vroom, Inc.	Retailing	03/10/21	0.48%

Positions Closed (11/01/20-10/31/21)
(Gains and losses greater than $12,000,000 are highlighted)
Security	Industry	Date of Final Sale	Realized Gain (Loss)
Alibaba Group Holding Ltd., ADR	Retailing	08/25/21	$(4,096,299)
Carrier Global Corp.	Capital Goods	06/04/21	13,357,290
Ferguson PLC	Capital Goods	03/05/21	3,413,239
New Oriental Education &
Technology Group, Inc., ADR	Consumer Services	07/29/21	(12,780,811)

DAVIS FUNDAMENTAL ETF TRUST	Fund Overview
DAVIS SELECT FINANCIAL ETF	October 31, 2021

Portfolio Composition		Industry Weightings
(% of Fund’s 10/31/21 Net Assets)		(% of 10/31/21 Stock Holdings)

			Fund	S&P 500® Financials
Common Stock (U.S.)	79.76%	Banks	44.00%	38.45%
Common Stock (Foreign)	18.25%	Insurance	20.52%	16.85%
Short-Term Investments	1.78%	Capital Markets	13.88%	27.40%
Other Assets & Liabilities	0.21%	Consumer Finance	13.51%	5.37%
	100.00%	Diversified Financial Services	6.03%	11.93%
		Thrifts & Mortgage Finance	2.06%	–
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 10/31/21 Net Assets)

Capital One Financial Corp.	Consumer Finance	9.16%
U.S. Bancorp	Banks	7.16%
Chubb Ltd.	Property & Casualty Insurance	6.33%
Berkshire Hathaway Inc., Class B	Diversified Financial Services	5.91%
Wells Fargo & Co.	Banks	5.90%
Bank of America Corp.	Banks	5.18%
PNC Financial Services Group, Inc.	Banks	5.03%
Markel Corp.	Property & Casualty Insurance	4.95%
JPMorgan Chase & Co.	Banks	4.57%
Bank of New York Mellon Corp.	Capital Markets	4.52%

New Position Added (11/01/20-10/31/21)
Security	Industry	Date of 1st Purchase	% of Fund’s 10/31/21 Net Assets
Ping An Insurance (Group) Co.
of China, Ltd. - H	Life & Health Insurance	07/29/21	1.17%

Position Closed (11/01/20-10/31/21)
Security	Industry	Date of Final Sale	Realized Gain
Alphabet Inc., Class C	Media & Entertainment	01/06/21	$1,686,010

DAVIS FUNDAMENTAL ETF TRUST	Fund Overview
DAVIS SELECT WORLDWIDE ETF	October 31, 2021

Portfolio Composition		Industry Weightings
(% of Fund’s 10/31/21 Net Assets)		(% of 10/31/21 Stock Holdings)

				MSCI
			Fund	ACWI®
Common Stock (Foreign)	51.70%	Retailing	23.95%	5.79%
Common Stock (U.S.)	47.11%	Banks	21.25%	7.10%
Short-Term Investments	1.18%	Media & Entertainment	16.37%	7.13%
Other Assets & Liabilities	0.01%	Information Technology	12.74%	22.68%
	100.00%	Diversified Financials	11.79%	4.39%
		Insurance	6.35%	2.96%
		Health Care	5.51%	11.54%
		Food, Beverage & Tobacco	1.21%	3.63%
		Transportation	0.42%	2.04%
		Materials	0.41%	4.60%
		Capital Goods	–	6.32%
		Energy	–	3.56%
		Other	–	18.26%
			100.00%	100.00%

Country Diversification		Top 10 Long-Term Holdings
(% of 10/31/21 Stock Holdings)		(% of Fund’s 10/31/21 Net Assets)

United States	47.68%	Wells Fargo & Co.	7.34%
China	23.56%	JD.com, Inc., Class A, ADR	5.72%
Singapore	5.76%	DBS Group Holdings Ltd.	5.69%
Denmark	4.70%	Berkshire Hathaway Inc., Class B	4.97%
Netherlands	4.34%	Alphabet Inc., Class C	4.85%
Hong Kong	3.78%	Danske Bank A/S	4.64%
South Korea	2.72%	Prosus N.V., Class N	4.29%
Switzerland	2.55%	Alibaba Group Holding Ltd., ADR	3.97%
Bermuda	1.65%	Meta Platforms, Inc., Class A	3.94%
Norway	1.47%	AIA Group Ltd.	3.73%
South Africa	1.14%
Canada	0.41%
United Kingdom	0.24%
	100.00%

DAVIS FUNDAMENTAL ETF TRUST	Fund Overview
DAVIS SELECT WORLDWIDE ETF - (CONTINUED)	October 31, 2021

New Positions Added (11/01/20-10/31/21)
(Highlighted positions are those greater than 2.00% of the Fund’s 10/31/21 net assets)
Security	Industry	Date of 1st Purchase	% of Fund’s 10/31/21 Net Assets
Cigna Corp.	Health Care Equipment & Services	12/18/20	2.87%
Clear Secure, Inc., Class A	Software & Services	06/30/21	0.80%
Darling Ingredients Inc.	Food, Beverage & Tobacco	06/25/21	1.20%
DiDi Global Inc., Class A, ADS	Transportation	06/30/21	0.42%
iQIYI, Inc., Class A, ADR	Media & Entertainment	04/21/21	0.65%
Kuaishou Technology, Class B	Media & Entertainment	01/29/21	0.01%
Liberty Media Corp., Liberty
Formula One, Series A	Media & Entertainment	01/29/21	1.13%
Liberty Media Corp., Liberty
Formula One, Series C	Media & Entertainment	01/29/21	1.61%
Ping An Insurance (Group) Co.
of China, Ltd. - H	Life & Health Insurance	07/14/21	2.54%
Prosus N.V., Class N	Retailing	07/27/21	4.29%
Samsung Electronics Co., Ltd.	Technology Hardware & Equipment	03/24/21	2.69%
TAL Education Group, Class A, ADR	Consumer Services	03/26/21	–
Teck Resources Ltd., Class B	Materials	09/24/21	0.40%
Viatris Inc.	Pharmaceuticals, Biotechnology
	& Life Sciences	12/02/20	2.58%
Vroom, Inc.	Retailing	03/10/21	1.08%

Positions Closed (11/01/20-10/31/21)
(Gains and losses greater than $7,500,000 are highlighted)
Security	Industry	Date of Final Sale	Realized Gain (Loss)
Carrier Global Corp.	Capital Goods	05/14/21	$7,790,035
Ferguson PLC	Capital Goods	03/30/21	4,196,441
New Oriental Education &
Technology Group, Inc., ADR	Consumer Services	07/29/21	(13,945,521)
Raytheon Technologies Corp.	Capital Goods	03/24/21	1,615,755
TAL Education Group, Class A, ADR	Consumer Services	07/26/21	(13,601,065)
Yiren Digital Ltd., ADR	Consumer Finance	02/23/21	(2,234,255)

DAVIS FUNDAMENTAL ETF TRUST	Fund Overview
DAVIS SELECT INTERNATIONAL ETF	October 31, 2021

Portfolio Composition		Industry Weightings
(% of Fund’s 10/31/21 Net Assets)		(% of 10/31/21 Stock Holdings)

				MSCI
				ACWI®
			Fund	EX USA
Common Stock (Foreign)	99.13%	Retailing	22.89%	4.01%
Short-Term Investments	0.59%	Banks	22.11%	11.73%
Other Assets & Liabilities	0.28%	Information Technology	13.64%	13.09%
	100.00%	Capital Goods	12.51%	8.11%
		Diversified Financials	8.00%	3.42%
		Insurance	7.89%	4.38%
		Media & Entertainment	4.58%	3.41%
		Health Care	3.53%	9.40%
		Consumer Durables & Apparel	2.87%	3.72%
		Consumer Services	0.75%	1.30%
		Materials	0.65%	7.92%
		Transportation	0.58%	2.48%
		Other	–	27.03%
			100.00%	100.00%

Country Diversification		Top 10 Long-Term Holdings
(% of 10/31/21 Stock Holdings)		(% of Fund’s 10/31/21 Net Assets)

China	31.58%	DBS Group Holdings Ltd.	6.55%
Switzerland	9.81%	Meituan, Class B	6.42%
South Korea	7.48%	Julius Baer Group Ltd.	6.23%
Singapore	6.61%	Schneider Electric SE	5.79%
France	5.84%	JD.com, Inc., Class A, ADR	5.63%
Bermuda	5.45%	Bank of N.T. Butterfield & Son Ltd.	5.40%
United Kingdom	5.26%	Danske Bank A/S	5.07%
Denmark	5.11%	Tokyo Electron Ltd.	4.95%
Japan	4.99%	Ferguson PLC	4.94%
Hong Kong	4.85%	AIA Group Ltd.	4.81%
Norway	4.66%
Netherlands	4.34%
South Africa	1.69%
Germany	1.68%
Canada	0.65%
	100.00%

DAVIS FUNDAMENTAL ETF TRUST	Fund Overview
DAVIS SELECT INTERNATIONAL ETF - (CONTINUED)	October 31, 2021

New Positions Added (11/01/20-10/31/21)
(Highlighted positions are those greater than 3.00% of the Fund’s 10/31/21 net assets)
Security	Industry	Date of 1st Purchase	% of Fund’s 10/31/21 Net Assets
DiDi Global Inc., Class A, ADS	Transportation	06/30/21	0.58%
Kuaishou Technology, Class B	Media & Entertainment	01/29/21	0.02%
Ping An Insurance (Group) Co.
of China, Ltd. - H	Life & Health Insurance	07/14/21	3.01%
Prosus N.V., Class N	Retailing	07/13/21	4.30%
Samsung Electronics Co., Ltd.	Technology Hardware & Equipment	02/18/21	4.57%
TAL Education Group, Class A, ADR	Consumer Services	03/26/21	–
Teck Resources Ltd., Class B	Materials	09/24/21	0.64%

Positions Closed (11/01/20-10/31/21)
(Gains and losses greater than $9,500,000 are highlighted)
Security	Industry	Date of Final Sale	Realized Gain (Loss)
New Oriental Education & Technology
Group, Inc., ADR	Consumer Services	07/29/21	$(9,732,401)
Safran S.A.	Capital Goods	11/09/20	1,092,849
TAL Education Group, Class A, ADR	Consumer Services	07/26/21	(12,599,706)
Yiren Digital Ltd., ADR	Consumer Finance	02/23/21	(557,612)

DAVIS FUNDAMENTAL ETF TRUST	Expense Example

As a shareholder of each Fund, you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each Fund is for the six-month period ended October 31, 2021.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares or annual fees to financial intermediaries. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or annual fees were included, your costs would be higher. For additional information visit the Funds’ website at www.davisetfs.com.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(05/01/21)	(10/31/21)	(05/01/21-10/31/21)
Davis Select U.S. Equity ETF
(annualized expense ratio 0.61%**)
Actual	$1,000.00	$986.87	$3.05
Hypothetical	$1,000.00	$1,022.13	$3.11
Davis Select Financial ETF
(annualized expense ratio 0.61%**)
Actual	$1,000.00	$1,068.31	$3.18
Hypothetical	$1,000.00	$1,022.13	$3.11
Davis Select Worldwide ETF
(annualized expense ratio 0.63%**)
Actual	$1,000.00	$875.16	$2.98
Hypothetical	$1,000.00	$1,022.03	$3.21
Davis Select International ETF
(annualized expense ratio 0.64%**)
Actual	$1,000.00	$846.56	$2.98
Hypothetical	$1,000.00	$1,021.98	$3.26

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to each Fund’s annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**The expense ratios reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT U.S. EQUITY ETF	October 31, 2021

	Shares	Value (Note 1)
COMMON STOCK – (97.01%)
COMMUNICATION SERVICES – (15.25%)
Media & Entertainment – (15.25%)
Alphabet Inc., Class C *	14,267	$42,307,505
Meta Platforms, Inc., Class A *	55,741	18,036,115
	Total Communication Services	60,343,620
CONSUMER DISCRETIONARY – (11.89%)
Retailing – (11.89%)
Amazon.com, Inc. *	7,635	25,748,503
JD.com, Inc., Class A, ADR (China)*	197,500	15,460,300
Naspers Ltd. - N (South Africa)	7,553	1,280,741
Prosus N.V., Class N (Netherlands)	30,543	2,690,800
Vroom, Inc. *	99,452	1,902,517
	Total Consumer Discretionary	47,082,861
FINANCIALS – (56.05%)
Banks – (23.36%)
Bank of America Corp.	189,820	9,069,600
Danske Bank A/S (Denmark)	249,255	4,218,162
DBS Group Holdings Ltd. (Singapore)	801,491	18,740,090
JPMorgan Chase & Co.	84,424	14,342,793
U.S. Bancorp	323,085	19,504,641
Wells Fargo & Co.	519,476	26,576,392
		92,451,678
Diversified Financials – (25.93%)
Capital Markets – (3.14%)
Bank of New York Mellon Corp.	210,244	12,446,445
Consumer Finance – (14.79%)
American Express Co.	94,509	16,423,774
Capital One Financial Corp.	278,966	42,132,235
		58,556,009
Diversified Financial Services – (8.00%)
Berkshire Hathaway Inc., Class B *	110,256	31,644,574
		102,647,028
Insurance – (6.76%)
Life & Health Insurance – (3.71%)
AIA Group Ltd. (Hong Kong)	639,020	7,215,205
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	1,041,090	7,479,845
		14,695,050
Property & Casualty Insurance – (3.05%)
Markel Corp. *	9,197	12,076,857
		26,771,907
	Total Financials	221,870,613
HEALTH CARE – (7.01%)
Health Care Equipment & Services – (5.25%)
Cigna Corp.	52,156	11,141,043
Quest Diagnostics Inc.	65,705	9,644,180
		20,785,223

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT U.S. EQUITY ETF - (CONTINUED)	October 31, 2021

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Pharmaceuticals, Biotechnology & Life Sciences – (1.76%)
	Viatris Inc.	521,417	$6,960,917
		Total Health Care	27,746,140
INDUSTRIALS – (1.11%)
Capital Goods – (1.11%)
	Raytheon Technologies Corp.	49,334	4,383,819
		Total Industrials	4,383,819
INFORMATION TECHNOLOGY – (5.08%)
Semiconductors & Semiconductor Equipment – (5.08%)
	Applied Materials, Inc.	84,247	11,512,353
	Intel Corp.	175,406	8,594,894
		Total Information Technology	20,107,247
MATERIALS – (0.62%)
	Teck Resources Ltd., Class B (Canada)	87,380	2,437,902
		Total Materials	2,437,902
	TOTAL COMMON STOCK – (Identified cost $248,526,543)		383,972,202
SHORT-TERM INVESTMENTS – (3.01%)
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.02%, 11/01/21, dated 10/29/21, repurchase value of $5,347,009 (collateralized by: U.S. Government agency obligations in a pooled cash account, 0.25%-2.00%, 05/31/23-01/15/26, total market value $5,453,940)	$5,347,000	5,347,000
	StoneX Financial Inc. Joint Repurchase Agreement, 0.04%, 11/01/21, dated 10/29/21, repurchase value of $3,904,013 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 10/31/21-10/15/56, total market value $3,982,080)	3,904,000	3,904,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.04%, 11/01/21, dated 10/29/21, repurchase value of $2,674,009 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 0.00%-3.00%, 07/31/23-10/01/51, total market value $2,727,480)	2,674,000	2,674,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $11,925,000)		11,925,000
	Total Investments – (100.02%) – (Identified cost $260,451,543)		395,897,202
	Liabilities Less Other Assets – (0.02%)		(94,071)
		Net Assets – (100.00%)	$395,803,131

ADR: American Depositary Receipt

*	Non-income producing security.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT FINANCIAL ETF	October 31, 2021

	Shares	Value (Note 1)
COMMON STOCK – (98.01%)
FINANCIALS – (98.01%)
Banks – (45.14%)
Banks – (43.12%)
Bank of America Corp.	248,045	$11,851,590
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	143,031	5,134,813
Danske Bank A/S (Denmark)	388,952	6,582,265
DBS Group Holdings Ltd. (Singapore)	377,686	8,830,878
DNB Bank ASA (Norway)	347,745	8,265,628
JPMorgan Chase & Co.	61,630	10,470,321
M&T Bank Corp.	24,639	3,624,890
Metro Bank PLC (United Kingdom)*	337,296	488,841
PNC Financial Services Group, Inc.	54,612	11,524,770
Truist Financial Corp.	32,566	2,066,964
U.S. Bancorp	271,705	16,402,831
Wells Fargo & Co.	264,074	13,510,026
		98,753,817
Thrifts & Mortgage Finance – (2.02%)
Rocket Companies, Inc., Class A	280,578	4,623,925
		103,377,742
Diversified Financials – (32.76%)
Capital Markets – (13.61%)
Bank of New York Mellon Corp.	175,045	10,362,664
Charles Schwab Corp.	102,971	8,446,711
Julius Baer Group Ltd. (Switzerland)	135,725	9,810,267
State Street Corp.	25,862	2,548,700
		31,168,342
Consumer Finance – (13.24%)
American Express Co.	53,814	9,351,797
Capital One Financial Corp.	138,865	20,972,781
		30,324,578
Diversified Financial Services – (5.91%)
Berkshire Hathaway Inc., Class B *	47,167	13,537,401
		75,030,321
Insurance – (20.11%)
Life & Health Insurance – (1.17%)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	372,000	2,672,682
Property & Casualty Insurance – (14.96%)
Chubb Ltd.	74,158	14,488,990
Loews Corp.	150,427	8,434,442
Markel Corp. *	8,629	11,330,999
		34,254,431
Reinsurance – (3.98%)
Alleghany Corp. *	9,619	6,265,624
Everest Re Group, Ltd.	7,634	1,996,291

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT FINANCIAL ETF - (CONTINUED)	October 31, 2021

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
	Reinsurance – (Continued)
	Greenlight Capital Re, Ltd., Class A *	115,884	$861,018
			9,122,933
			46,050,046
		Total Financials	224,458,109
	TOTAL COMMON STOCK – (Identified cost $164,482,666)		224,458,109
SHORT-TERM INVESTMENTS – (1.78%)
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.02%, 11/01/21, dated 10/29/21, repurchase value of $1,830,003 (collateralized by: U.S. Government agency obligation in a pooled cash account, 2.00%, 01/15/26, total market value $1,866,600)	$1,830,000	1,830,000
	StoneX Financial Inc. Joint Repurchase Agreement, 0.04%, 11/01/21, dated 10/29/21, repurchase value of $1,337,004 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 10/31/21-10/15/56, total market value $1,363,740)	1,337,000	1,337,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.04%, 11/01/21, dated 10/29/21, repurchase value of $915,003 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-3.00%, 06/30/22-10/01/51, total market value $933,300)	915,000	915,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $4,082,000)		4,082,000
	Total Investments – (99.79%) – (Identified cost $168,564,666)		228,540,109
	Other Assets Less Liabilities – (0.21%)		473,114
		Net Assets – (100.00%)	$229,013,223

*	Non-income producing security.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT WORLDWIDE ETF	October 31, 2021

	Shares	Value (Note 1)
COMMON STOCK – (98.81%)
COMMUNICATION SERVICES – (16.18%)
Media & Entertainment – (16.18%)
Alphabet Inc., Class C *	6,295	$18,667,256
Baidu, Inc., Class A, ADR (China)*	43,641	7,080,316
IAC/InterActiveCorp *	39,560	6,027,757
iQIYI, Inc., Class A, ADR (China)*	303,827	2,515,688
Kuaishou Technology, Class B (China)*	4,200	55,870
Liberty Media Corp., Liberty Formula One, Series A *	83,619	4,360,731
Liberty Media Corp., Liberty Formula One, Series C *	111,194	6,204,625
Meta Platforms, Inc., Class A *	46,921	15,182,228
Vimeo, Inc. *	64,220	2,166,141
	Total Communication Services	62,260,612
CONSUMER DISCRETIONARY – (23.66%)
Retailing – (23.66%)
Alibaba Group Holding Ltd., ADR (China)*	92,703	15,290,433
Amazon.com, Inc. *	3,989	13,452,623
JD.com, Inc., Class A, ADR (China)*	281,000	21,996,680
Meituan, Class B (China)*	387,140	13,414,683
Naspers Ltd. - N (South Africa)	25,522	4,327,696
Prosus N.V., Class N (Netherlands)	187,398	16,509,530
Quotient Technology Inc. *	297,878	1,918,334
Vroom, Inc. *	217,160	4,154,271
	Total Consumer Discretionary	91,064,250
CONSUMER STAPLES – (1.20%)
Food, Beverage & Tobacco – (1.20%)
Darling Ingredients Inc. *	54,493	4,605,748
	Total Consumer Staples	4,605,748
FINANCIALS – (38.92%)
Banks – (21.00%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	174,390	6,260,601
Danske Bank A/S (Denmark)	1,055,822	17,867,757
DBS Group Holdings Ltd. (Singapore)	936,036	21,885,958
DNB Bank ASA (Norway)	235,377	5,594,728
Metro Bank PLC (United Kingdom)*	642,983	931,872
Wells Fargo & Co.	552,429	28,262,268
		80,803,184
Diversified Financials – (11.65%)
Capital Markets – (3.63%)
Julius Baer Group Ltd. (Switzerland)	134,244	9,703,220
Noah Holdings Ltd., Class A, ADS (China)*	100,442	4,269,789
		13,973,009
Consumer Finance – (3.05%)
Capital One Financial Corp.	77,776	11,746,509
Diversified Financial Services – (4.97%)
Berkshire Hathaway Inc., Class B *	66,654	19,130,365
		44,849,883

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT WORLDWIDE ETF - (CONTINUED)	October 31, 2021

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (6.27%)
Life & Health Insurance – (6.27%)
AIA Group Ltd. (Hong Kong)	1,271,990	$14,362,100
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	1,360,775	9,776,663
		24,138,763
	Total Financials	149,791,830
HEALTH CARE – (5.45%)
Health Care Equipment & Services – (2.87%)
Cigna Corp.	51,670	11,037,229
Pharmaceuticals, Biotechnology & Life Sciences – (2.58%)
Viatris Inc.	743,358	9,923,829
	Total Health Care	20,961,058
INDUSTRIALS – (0.42%)
Transportation – (0.42%)
DiDi Global Inc., Class A, ADS (China)*	198,656	1,603,154
	Total Industrials	1,603,154
INFORMATION TECHNOLOGY – (12.58%)
Semiconductors & Semiconductor Equipment – (5.56%)
Applied Materials, Inc.	86,082	11,763,105
Intel Corp.	196,606	9,633,694
		21,396,799
Software & Services – (0.80%)
Clear Secure, Inc., Class A *	69,110	3,088,526
Technology Hardware & Equipment – (6.22%)
Hollysys Automation Technologies Ltd. (China)	682,227	13,610,429
Samsung Electronics Co., Ltd. (South Korea)	173,065	10,337,544
		23,947,973
	Total Information Technology	48,433,298
MATERIALS – (0.40%)
Teck Resources Ltd., Class B (Canada)	55,920	1,560,168
	Total Materials	1,560,168
TOTAL COMMON STOCK – (Identified cost $310,702,659)		380,280,118
SHORT-TERM INVESTMENTS – (1.18%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.02%, 11/01/21, dated 10/29/21, repurchase value of $2,043,003 (collateralized by: U.S. Government agency obligations in a pooled cash account, 0.125%-2.875%, 06/30/22-07/31/25, total market value $2,083,860)	$2,043,000	2,043,000
StoneX Financial Inc. Joint Repurchase Agreement, 0.04%, 11/01/21, dated 10/29/21, repurchase value of $1,492,005 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 10/31/21-10/15/56, total market value $1,521,840)	1,492,000	1,492,000

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT WORLDWIDE ETF - (CONTINUED)	October 31, 2021

		Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (CONTINUED)
	Truist Securities, Inc. Joint Repurchase Agreement, 0.04%, 11/01/21, dated 10/29/21, repurchase value of $1,022,003 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-3.00%, 07/31/23-10/01/51, total market value $1,042,440)	$1,022,000	$1,022,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $4,557,000)		4,557,000
		Total Investments – (99.99%) – (Identified cost $315,259,659)	384,837,118
		Other Assets Less Liabilities – (0.01%)	21,330
		Net Assets – (100.00%)	$384,858,448

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT INTERNATIONAL ETF	October 31, 2021

	Shares	Value (Note 1)
COMMON STOCK – (99.13%)
COMMUNICATION SERVICES – (4.54%)
Media & Entertainment – (4.54%)
Baidu, Inc., Class A, ADR (China)*	47,045	$7,632,581
iQIYI, Inc., Class A, ADR (China)*	491,419	4,068,949
Kuaishou Technology, Class B (China)*	3,480	46,293
	Total Communication Services	11,747,823
CONSUMER DISCRETIONARY – (26.28%)
Consumer Durables & Apparel – (2.85%)
Fila Holdings Corp. (South Korea)	231,915	7,363,011
Consumer Services – (0.74%)
Trip.com Group Ltd., ADR (China)*	66,861	1,909,550
Retailing – (22.69%)
Alibaba Group Holding Ltd., ADR (China)*	73,248	12,081,525
JD.com, Inc., Class A, ADR (China)*	186,094	14,567,439
Meituan, Class B (China)*	479,370	16,610,520
Naspers Ltd. - N (South Africa)	25,530	4,329,052
Prosus N.V., Class N (Netherlands)	126,289	11,125,903
		58,714,439
	Total Consumer Discretionary	67,987,000
FINANCIALS – (37.67%)
Banks – (21.91%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	389,087	13,968,223
Danske Bank A/S (Denmark)	774,442	13,105,942
DBS Group Holdings Ltd. (Singapore)	724,590	16,942,026
DNB Bank ASA (Norway)	503,236	11,961,528
Metro Bank PLC (United Kingdom)*	491,046	711,671
		56,689,390
Diversified Financials – (7.93%)
Capital Markets – (7.93%)
Julius Baer Group Ltd. (Switzerland)	222,853	16,107,920
Noah Holdings Ltd., Class A, ADS (China)*	103,932	4,418,149
		20,526,069
Insurance – (7.83%)
Life & Health Insurance – (7.83%)
AIA Group Ltd. (Hong Kong)	1,102,490	12,448,268
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	1,085,346	7,797,807
		20,246,075
	Total Financials	97,461,534
HEALTH CARE – (3.50%)
Pharmaceuticals, Biotechnology & Life Sciences – (3.50%)
Novartis AG, ADR (Switzerland)	44,443	3,678,103
Roche Holding AG - Genusschein (Switzerland)	13,914	5,380,353
	Total Health Care	9,058,456
INDUSTRIALS – (12.98%)
Capital Goods – (12.40%)
Brenntag SE (Germany)	45,241	4,301,036
Ferguson PLC (United Kingdom)	84,939	12,780,954

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT INTERNATIONAL ETF - (CONTINUED)	October 31, 2021

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Capital Goods – (Continued)
	Schneider Electric SE (France)	87,091	$14,990,833
			32,072,823
Transportation – (0.58%)
	DiDi Global Inc., Class A, ADS (China)*	185,230	1,494,806
		Total Industrials	33,567,629
INFORMATION TECHNOLOGY – (13.52%)
Semiconductors & Semiconductor Equipment – (4.95%)
	Tokyo Electron Ltd. (Japan)	27,600	12,798,070
Technology Hardware & Equipment – (8.57%)
	Hollysys Automation Technologies Ltd. (China)	519,696	10,367,935
	Samsung Electronics Co., Ltd. (South Korea)	197,782	11,813,943
			22,181,878
		Total Information Technology	34,979,948
MATERIALS – (0.64%)
	Teck Resources Ltd., Class B (Canada)	59,430	1,658,097
		Total Materials	1,658,097
	TOTAL COMMON STOCK – (Identified cost $212,266,372)		256,460,487
SHORT-TERM INVESTMENTS – (0.59%)
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.02%, 11/01/21, dated 10/29/21, repurchase value of $680,001 (collateralized by: U.S. Government agency obligation in a pooled cash account, 0.125%, 10/15/26, total market value $693,600)	$680,000	680,000
	StoneX Financial Inc. Joint Repurchase Agreement, 0.04%, 11/01/21, dated 10/29/21, repurchase value of $496,002 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 10/31/21-10/15/56, total market value $505,920)	496,000	496,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.04%, 11/01/21, dated 10/29/21, repurchase value of $340,001 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-4.00%, 07/31/23-10/01/51, total market value $346,800)	340,000	340,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,516,000)		1,516,000
	Total Investments – (99.72%) – (Identified cost $213,782,372)		257,976,487
	Other Assets Less Liabilities – (0.28%)		732,441
		Net Assets – (100.00%)	$258,708,928

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Statements of Assets and Liabilities
At October 31, 2021

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$395,897,202	$228,540,109	$384,837,118	$257,976,487
Cash	535	576	462	568
Receivables:
Dividends and interest	209,826	648,844	357,711	998,985
Prepaid expenses	1,037	509	1,099	930
Total assets	396,108,600	229,190,038	385,196,390	258,976,970
LIABILITIES:
Accrued audit fees	12,852	12,852	12,852	12,852
Accrued accounting, custodian, and transfer agent fees	87,600	42,050	121,500	115,100
Accrued investment advisory fees	190,383	109,707	184,615	124,522
Other accrued expenses	14,634	12,206	18,975	15,568
Total liabilities	305,469	176,815	337,942	268,042
NET ASSETS	$395,803,131	$229,013,223	$384,858,448	$258,708,928
SHARES OUTSTANDING	11,300,000	7,150,000	12,400,000	12,600,000
NET ASSET VALUE, per share (Net assets ÷ Shares outstanding)	$35.03	$32.03	$31.04	$20.53
NET ASSETS CONSIST OF:
Paid-in capital	$256,755,441	$165,082,071	$322,119,606	$237,406,311
Distributable earnings	139,047,690	63,931,152	62,738,842	21,302,617
Net Assets	$395,803,131	$229,013,223	$384,858,448	$258,708,928
*Including:
Cost of investments	$260,451,543	$168,564,666	$315,259,659	$213,782,372

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Statements of Operations
For the year ended October 31, 2021

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
INVESTMENT INCOME:
Income:
Dividends*	$4,050,958	$3,879,890	$4,402,451	$4,858,279
Interest	6,018	2,227	6,032	16,257
Total income	4,056,976	3,882,117	4,408,483	4,874,536
Expenses:
Investment advisory fees (Note 3)	1,992,680	1,059,614	2,100,445	1,585,684
Accounting, custodian, and transfer agent fees	122,923	68,063	170,444	165,448
Audit fees	17,136	17,136	17,136	17,136
Legal fees	12,187	6,324	13,217	10,096
Reports to shareholders	11,727	7,689	16,006	10,177
Trustees’ fees and expenses	18,142	10,830	18,997	15,444
Registration and filing fees	2,188	1,719	5,006	2,822
Miscellaneous	22,831	17,597	27,881	26,690
Total expenses	2,199,814	1,188,972	2,369,132	1,833,497
Net investment income	1,857,162	2,693,145	2,039,351	3,041,039
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions**	10,015,563	6,215,687	13,098,550	(21,927,360)
In-kind redemptions	1,986,077	–	1,200,706	5,098,138
Foreign currency transactions	(12,055)	1,671	(35,336)	(81,118)
Net realized gain (loss)	11,989,585	6,217,358	14,263,920	(16,910,340)
Net change in unrealized appreciation (depreciation)	92,033,857	78,443,084	31,375,271	6,952,690
Net realized and unrealized gain (loss) on investments and foreign currency transactions	104,023,442	84,660,442	45,639,191	(9,957,650)
Net increase (decrease) in net assets resulting from operations	$105,880,604	$87,353,587	$47,678,542	$(6,916,611)
*Net of foreign taxes withheld of	$27,676	$213,746	$390,171	$587,332
**Net of foreign taxes of	–	–	–	(7,595)

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Statements of Changes in Net Assets
For the year ended October 31, 2021

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
OPERATIONS:
Net investment income	$1,857,162	$2,693,145	$2,039,351	$3,041,039
Net realized gain (loss) from investments, in-kind redemptions, and foreign currency transactions	11,989,585	6,217,358	14,263,920	(16,910,340)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	92,033,857	78,443,084	31,375,271	6,952,690
Net increase (decrease) in net assets resulting from operations	105,880,604	87,353,587	47,678,542	(6,916,611)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	(1,579,400)	(2,255,500)	(825,000)	(764,800)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	27,920,180	18,419,065	56,894,441	54,334,418
Cost of shares redeemed	(4,537,560)	–	(3,143,143)	(24,077,147)
Net increase in net assets resulting from capital share transactions	23,382,620	18,419,065	53,751,298	30,257,271
Total increase in net assets	127,683,824	103,517,152	100,604,840	22,575,860
NET ASSETS:
Beginning of year	268,119,307	125,496,071	284,253,608	236,133,068
End of year	$395,803,131	$229,013,223	$384,858,448	$258,708,928
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	10,600,000	6,500,000	10,800,000	11,450,000
Shares sold	850,000	650,000	1,700,000	2,300,000
Shares redeemed	(150,000)	–	(100,000)	(1,150,000)
Shares outstanding, end of year	11,300,000	7,150,000	12,400,000	12,600,000

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Statements of Changes in Net Assets
For the year ended October 31, 2020

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
OPERATIONS:
Net investment income	$1,434,275	$2,264,270	$728,217	$490,783
Net realized gain (loss) from investments, in-kind redemptions, and foreign currency transactions	(5,945,131)	(4,391,667)	(6,621,217)	1,574,694
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	19,609,141	(25,398,700)	43,471,287	34,283,561
Net increase (decrease) in net assets resulting from operations	15,098,285	(27,526,097)	37,578,287	36,349,038
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	(2,436,000)	(3,948,300)	(5,500,500)	(3,675,000)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	50,242,954	24,782,087	35,461,833	78,235,251
Cost of shares redeemed	(1,326,793)	(12,664,005)	(8,484,889)	(8,384,760)
Net increase in net assets resulting from capital share transactions	48,916,161	12,118,082	26,976,944	69,850,491
Total increase (decrease) in net assets	61,578,446	(19,356,315)	59,054,731	102,524,529
NET ASSETS:
Beginning of year	206,540,861	144,852,386	225,198,877	133,608,539
End of year	$268,119,307	$125,496,071	$284,253,608	$236,133,068
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	8,400,000	5,950,000	9,550,000	7,450,000
Shares sold	2,250,000	1,200,000	1,600,000	4,600,000
Shares redeemed	(50,000)	(650,000)	(350,000)	(600,000)
Shares outstanding, end of year	10,600,000	6,500,000	10,800,000	11,450,000

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements
October 31, 2021

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Davis Fundamental ETF Trust (the “Trust”) was organized on March 18, 2016 as a Delaware business trust and is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company. The Trust follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Trust consists of four series of funds: Davis Select U.S. Equity ETF, Davis Select Financial ETF, Davis Select Worldwide ETF, and Davis Select International ETF (individually referred to as a “Fund” or collectively as the “Funds”). Each series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies. Davis Select U.S. Equity ETF and Davis Select Financial ETF are non-diversified and Davis Select Worldwide ETF and Davis Select International ETF are diversified under the 1940 Act. Each Fund is an actively managed exchange-traded fund (“ETF”).

Davis Select U.S. Equity ETF seeks to achieve long-term capital growth and capital preservation. It invests primarily in common stocks of large companies (generally, companies with market capitalizations of $10 billion or more at the time of initial purchase).

Davis Select Financial ETF seeks to achieve long-term growth of capital. It invests at least 80% of the Fund’s net assets in securities issued by companies principally engaged in the financial services sector.

Davis Select Worldwide ETF seeks to achieve long-term growth of capital. It invests principally in common stocks issued by both United States and foreign companies, including countries with developed or emerging markets.

Davis Select International ETF seeks to achieve long-term growth of capital. It invests principally in common stocks issued by foreign companies, including countries with developed or emerging markets.

Because of the risk inherent in any investment program, the Trust cannot ensure that the investment objective of any of its series will be achieved. The COVID-19 pandemic has caused market disruptions on a global scale and the long-term impact is uncertain. The aforementioned disruptions may adversely affect the value and liquidity of the Funds’ investments and thus performance of the Funds. The Funds account separately for the assets, liabilities, and operations of each Fund. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds’ Pricing Committee and Board of Trustees. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds’ Board of Trustees at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds’ valuation procedures are reviewed and subject to approval by the Board of Trustees. There have been no significant changes to the fair valuation procedures during the period.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements – (Continued)
October 31, 2021

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

The following is a summary of the inputs used as of October 31, 2021 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
				Davis Select
	Davis Select	Davis Select	Davis Select	International
	U.S. Equity ETF	Financial ETF	Worldwide ETF	ETF
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$60,343,620	$–	$62,260,612	$11,747,823
Consumer Discretionary	47,082,861	–	91,064,250	67,987,000
Consumer Staples	–	–	4,605,748	–
Financials	221,870,613	224,458,109	149,791,830	97,461,534
Health Care	27,746,140	–	20,961,058	9,058,456
Industrials	4,383,819	–	1,603,154	33,567,629
Information Technology	20,107,247	–	48,433,298	34,979,948
Materials	2,437,902	–	1,560,168	1,658,097
Total Level 1	383,972,202	224,458,109	380,280,118	256,460,487
Level 2 – Other Significant Observable Inputs:
Short-Term Investments	11,925,000	4,082,000	4,557,000	1,516,000
Total Level 2	11,925,000	4,082,000	4,557,000	1,516,000
Level 3 – Significant Unobservable Inputs:
Total Level 3	–	–	–	–
Total Investments	$395,897,202	$228,540,109	$384,837,118	$257,976,487

Master Repurchase Agreements - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements – (Continued)
October 31, 2021

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Funds.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statements of Operations.

Federal Income Taxes - It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and concluded that as of October 31, 2021, no provision for income tax is required in the Funds’ financial statements related to these tax positions. The Funds’ federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2018.

Capital losses will be carried forward to future years if not offset by gains. At October 31, 2021, the Funds had available for federal income tax purposes unused capital loss carryforwards with no expiration as follows:

	Capital Loss Carryforwards
	Davis Select	Davis Select	Davis Select	Davis Select
	U.S. Equity ETF	Financial ETF	Worldwide ETF	International ETF
Character
Short-term	$–	$–	$7,867,074	$16,393,369
Long-term	–	–	–	8,194,335
Total	$–	$–	$7,867,074	$24,587,704
Utilized during year ended October 31, 2021	$6,715,215	$4,168,500	$10,288,362	$–

Additionally, based on the Funds’ understanding of the tax rules and rates related to income, gains, and transactions for the foreign jurisdictions in which they invest, the Funds will provide for foreign taxes, and where appropriate, deferred foreign taxes.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements – (Continued)
October 31, 2021

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - (Continued)

At October 31, 2021, the unrealized appreciation (depreciation) and aggregate cost of investments for federal income tax purposes were as follows:

	Davis Select	Davis Select	Davis Select	Davis Select
	U.S. Equity ETF	Financial ETF	Worldwide ETF	International ETF
Unrealized appreciation	$140,889,492	$63,364,831	$93,144,821	$59,185,368
Unrealized depreciation	(5,703,819)	(3,881,478)	(25,921,755)	(18,163,984)
Net unrealized appreciation	$135,185,673	$59,483,353	$67,223,066	$41,021,384
Aggregate cost	$260,711,529	$169,056,756	$317,614,052	$216,955,103

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include wash sales, foreign currency transactions, corporate actions, in-kind transactions, and passive foreign investment company shares. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules. The Funds’ net assets have not been affected by these reclassifications. During the year ended October 31, 2021, amounts have been reclassified to reflect increases (decreases) as follows:

	Davis Select U.S. Equity ETF	Davis Select Worldwide ETF	Davis Select International ETF
Distributable earnings	$(1,986,077)	$(1,200,706)	$(5,098,138)
Paid-in capital	1,986,077	1,200,706	5,098,138

The tax character of distributions paid during the years ended October 31, 2021 and 2020 was as follows:

	Ordinary Income	Long-Term Capital Gain	Total
Davis Select U.S. Equity ETF
2021	$1,579,400	$–	$1,579,400
2020	2,436,000	–	2,436,000
Davis Select Financial ETF
2021	2,255,500	–	2,255,500
2020	2,195,289	1,753,011	3,948,300
Davis Select Worldwide ETF
2021	825,000	–	825,000
2020	5,500,500	–	5,500,500
Davis Select International ETF
2021	764,800	–	764,800
2020	3,675,000	–	3,675,000

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements – (Continued)
October 31, 2021

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Dividends and Distributions to Shareholders - (Continued)

As of October 31, 2021, the components of distributable earnings on a tax basis were as follows:

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
Undistributed ordinary income	$1,553,607	$3,622,333	$3,385,278	$4,875,561
Undistributed long-term capital gain	2,308,727	821,567	–	–
Accumulated net realized losses from investments	–	–	(7,867,074)	(24,587,704)
Net unrealized appreciation on investments and foreign currency transactions	135,185,356	59,487,252	67,220,638	41,014,760
Total	$139,047,690	$63,931,152	$62,738,842	$21,302,617

Indemnification - Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term investments) during the year ended October 31, 2021 were as follows:

	Davis Select	Davis Select	Davis Select	Davis Select
	U.S. Equity ETF	Financial ETF	Worldwide ETF	International ETF
Cost of purchases	$86,473,415	$19,838,164	$150,683,897	$90,003,248
Proceeds from sales	84,961,801	18,115,040	120,876,280	27,797,081

The cost of in-kind purchases and proceeds from in-kind redemptions of investment securities during the year ended October 31, 2021 were as follows:

	Davis Select	Davis Select	Davis Select	Davis Select
	U.S. Equity ETF	Financial ETF	Worldwide ETF	International ETF
Cost of in-kind purchases	$22,953,394	$13,277,966	$37,520,383	$23,961,304
Proceeds from in-kind redemptions	4,407,167	–	2,804,119	13,053,444

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements – (Continued)
October 31, 2021

NOTE 3 - INVESTMENT ADVISORY AND OTHER AGREEMENTS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.

All officers of the Funds (including the Interested Trustee/Chairman) hold positions as executive officers with the Adviser or its affiliates.

As of October 31, 2021, related shareholders with greater than 20% of outstanding shares were as follows:

Davis Select	Davis Select	Davis Select
U.S. Equity ETF	Financial ETF	International ETF
29%	28%	30%

Investment activities of this shareholder could have a material impact on the Funds.

Investment Advisory Fees and Reimbursement/Waiver of Expenses - Advisory fees are paid monthly to the Adviser. The annual rate for each Fund is 0.55% of the average net assets. The Adviser has contractually agreed to waive fees and/or reimburse the Funds’ expenses to the extent necessary to cap total annual Fund operating expenses (Davis Select U.S. Equity ETF, 0.65%; Davis Select Financial ETF, 0.65%; Davis Select Worldwide ETF, 0.65%; Davis Select International ETF, 0.75%), until March 1, 2022. After that date, there is no assurance that the Adviser will continue to waive fees and/or reimburse expenses. The agreement cannot be terminated prior to that date without the consent of the Board of Trustees. The Adviser may not recoup any of the operating expenses it has reimbursed to the Funds.

Accounting, Custodian, and Transfer Agent Fees - State Street Bank and Trust Company serves as the Funds’ primary accounting provider, custodian, and transfer agent.

Distributor - Foreside Fund Services, LLC (“Distributor”) serves as the Funds’ distributor. The Funds pay no fees directly to the Distributor.

NOTE 4 - CAPITAL STOCK

As of October 31, 2021, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Individual shares of a Fund are listed on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer. The price of Fund shares is based on the market price, and because ETF shares trade at a market price rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).

The Funds will only issue or redeem shares that have been aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to broker-dealers that have entered into a participation agreement with the Distributor (“Authorized Participants”). The Funds generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) the Fund specifies each day. Authorized Participants purchasing and redeeming Creation Units may be charged a transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

DAVIS FUNDAMENTAL ETF TRUST

The following financial information represents selected data for each share of capital stock outstanding throughout each period:
		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Select U.S. Equity ETF:
Year ended October 31, 2021	$25.29	$0.17	$9.72	$9.89
Year ended October 31, 2020	$24.59	$0.15	$0.84	$0.99
Year ended October 31, 2019	$22.78	$0.18	$2.18	$2.36
Year ended October 31, 2018	$22.56	$0.20	$0.18	$0.38
Period from January 11, 2017[e] to October 31, 2017	$20.13	$0.13	$2.30	$2.43
Davis Select Financial ETF:
Year ended October 31, 2021	$19.31	$0.39	$12.68	$13.07
Year ended October 31, 2020	$24.34	$0.35	$(4.74)	$(4.39)
Year ended October 31, 2019	$23.01	$0.36	$1.61	$1.97
Year ended October 31, 2018	$23.22	$0.29	$(0.23)	$0.06
Period from January 11, 2017[e] to October 31, 2017	$20.10	$0.14	$2.98	$3.12
Davis Select Worldwide ETF:
Year ended October 31, 2021	$26.32	$0.17	$4.63	$4.80
Year ended October 31, 2020	$23.58	$0.07	$3.24	$3.31
Year ended October 31, 2019	$22.53	$0.14	$1.71	$1.85
Year ended October 31, 2018	$25.10	$0.18	$(2.70)	$(2.52)
Period from January 11, 2017[e] to October 31, 2017	$20.15	$0.04	$4.91	$4.95
Davis Select International ETF:
Year ended October 31, 2021	$20.62	$0.24	$(0.27)	$(0.03)
Year ended October 31, 2020	$17.93	$0.05	$3.13	$3.18
Year ended October 31, 2019	$16.32	$0.19	$1.48	$1.67
Period from March 1, 2018[e] to October 31, 2018	$19.74	$0.13	$(3.55)	$(3.42)

[a]	Per share calculations were based on average shares outstanding for the period.

[b]
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and sale at the market price calculated on the last business day of the fiscal period. Market price is determined by trading that occurs on the Cboe Global Markets, Inc., and may be greater or less than net asset value, depending on the 4:00 P.M. EST official closing price of the Fund. Until December 2020, market price was determined using the midpoint of the bid-ask prices. Total returns are not annualized for periods of less than one year.

[c]	The ratios in this column reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.

Financial Highlights

Dividends and Distributions								Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return Net Asset Value[b]	Market Price, End of Period	Total Return Market Price[b]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income (Loss) Ratio	Portfolio Turnover[d]

$(0.15)	$–	$(0.15)	$35.03	39.19%	$35.03	39.41%	$395,803	0.61%	0.61%	0.51%	24%
$(0.29)	$–	$(0.29)	$25.29	4.02%	$25.29	4.00%	$268,119	0.62%	0.62%	0.62%	16%
$(0.15)	$(0.40)	$(0.55)	$24.59	10.94%	$24.59	10.82%	$206,541	0.63%	0.63%	0.78%	12%
$(0.08)	$(0.08)	$(0.16)	$22.78	1.66%	$22.81	1.48%	$131,014	0.65%	0.63%	0.83%	28%
$–	$–	$–	$22.56	12.11%	$22.63	12.43%	$75,592	0.81%[f]	0.60%[f]	0.75%[f]	6%

$(0.35)	$–	$(0.35)	$32.03	68.35%	$32.07	68.71%	$229,013	0.62%	0.62%	1.40%	10%
$(0.36)	$(0.28)	$(0.64)	$19.31	(18.70)%	$19.32	(18.68)%	$125,496	0.64%	0.64%	1.66%	20%
$(0.27)	$(0.37)	$(0.64)	$24.34	9.15%	$24.36	9.13%	$144,852	0.64%	0.64%	1.59%	15%
$(0.10)	$(0.17)	$(0.27)	$23.01	0.18%	$23.02	(0.00)%g	$150,692	0.64%	0.64%	1.22%	20%
$–	$–	$–	$23.22	15.50%	$23.28	15.77%	$94,038	0.76%[f]	0.65%[f]	0.81%[f]	13%

$(0.08)	$–	$(0.08)	$31.04	18.22%	$30.97	18.00%	$384,858	0.62%	0.62%	0.53%	32%
$(0.57)	$–	$(0.57)	$26.32	14.14%	$26.34	14.14%	$284,254	0.63%	0.63%	0.29%	28%
$(0.13)	$(0.67)	$(0.80)	$23.58	8.99%	$23.60	8.97%	$225,199	0.63%	0.63%	0.63%	17%
$(0.02)	$(0.03)	$(0.05)	$22.53	(10.08)%	$22.55	(10.30)%	$220,779	0.64%	0.64%	0.68%	36%
$–	$–	$–	$25.10	24.58%	$25.19	24.99%	$99,156	0.86%[f]	0.65%[f]	0.19%[f]	14%

$(0.06)	$–	$(0.06)	$20.53	(0.16)%	$20.48	(0.41)%	$258,709	0.64%	0.64%	1.05%	11%
$(0.49)	$–	$(0.49)	$20.62	17.94%	$20.66	17.86%	$236,133	0.65%	0.65%	0.28%	34%
$(0.06)	$–	$(0.06)	$17.93	10.37%	$17.98	10.50%	$133,609	0.68%	0.68%	1.09%	19%
$–	$–	$–	$16.32	(17.36)%	$16.34	(17.27)%	$60,371	0.85%[f]	0.75%[f]	1.05%[f]	17%

[d]
The lesser of purchases or sales of portfolio securities for a period, divided by the average of the market value of portfolio securities owned during the period. Securities received or delivered from in-kind purchases or redemptions are excluded from the calculation.

[e]	Commencement of investment operations is the date the initial creation units were established.

[f]	Annualized.

[g]	Down less than 0.005%.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Trustees
Davis Fundamental ETF Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Davis Select U.S. Equity ETF, Davis Select Financial ETF, Davis Select Worldwide ETF, and Davis Select International ETF (each a series of Davis Fundamental ETF Trust) (the Funds), including the schedules of investments, as of October 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the four-year period then ended and the period from January 11, 2017 (commencement of operations) to October 31, 2017 for Davis Select U.S. Equity ETF, Davis Select Financial ETF, and Davis Select Worldwide ETF and for each of the years in the three-year period then ended and the period from March 1, 2018 (commencement of operations) to October 31, 2018 for Davis Select International ETF. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each Fund as of October 31, 2021, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended and the period from January 11, 2017 to October 31, 2017 for Davis Select U.S. Equity ETF, Davis Select Financial ETF, and Davis Select Worldwide ETF and for each of the years in the three-year period then ended and the period from March 1, 2018 to October 31, 2018 for Davis Select International ETF, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2021, by correspondence with the custodian and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

KPMG LLP

We have served as the auditor of one or more Davis Fundamental ETF Trust investment companies since 2016.

Denver, Colorado
December 21, 2021

DAVIS FUNDAMENTAL ETF TRUST	Federal Income Tax Information (Unaudited)

In early 2022, shareholders will receive information regarding all dividends and distributions paid to them by the Funds during the calendar year 2021. Regulations of the U.S. Treasury Department require the Funds to report this information to the Internal Revenue Service.

The information and distributions reported herein may differ from the information reported as distributions taxable to certain shareholders for the calendar year 2021 with their 2021 Form 1099-DIV. Certain dividends paid by the Funds may be designated as qualified dividend income for U.S. federal income tax purposes. Complete information will be reported in conjunction with your 2021 Form 1099-DIV.

The information is presented to assist shareholders in reporting distributions received from the Funds to the Internal Revenue Service. Because of the complexity of the federal regulations that may affect your individual tax return and the many variations in state and local regulations, we recommend that you consult your tax adviser for specific guidance.

Each Fund designates the following amounts distributed during the fiscal year ended October 31, 2021, as dividends eligible for the corporate dividends-received deduction and qualified dividend income.

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
Income dividends*	$1,579,400	$2,255,500	$1,100,756	$1,208,035
Income qualifying for corporate dividends-received deduction	$1,579,400	$2,117,498	$666,050	$–
	100%	94%	61%	–
Qualified dividend income	$1,579,400	$2,255,500	$1,100,756	$1,076,907
	100%	100%	100%	89%

*Includes foreign tax credit pass-through, if applicable.

Davis Select Worldwide ETF and Davis Select International ETF have elected to give the benefit of foreign tax credits to their shareholders, if applicable. Accordingly, shareholders who must report their gross income dividends and distributions in a federal tax return will be entitled to a foreign tax credit, or an itemized deduction, in computing their U.S. income tax liability. It is generally more advantageous to claim a credit rather than to take a deduction.

Pursuant to Section 853 of the Internal Revenue Code, Davis Select Worldwide ETF and Davis Select International ETF designate $275,756 and $443,235, respectively, as foreign taxes paid during the year ended October 31, 2021. During the year ended October 31, 2021, Davis Select Worldwide ETF and Davis Select International ETF received foreign sourced income in the amounts of $3,451,879 and $5,445,611, respectively. The Funds did not derive any income from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

DAVIS FUNDAMENTAL ETF TRUST	Trustee Approval of Advisory Agreement (Unaudited)

Board Considerations Regarding Approval of Advisory Agreement

The Board of Trustees (the “Trustees”) of the Davis Fundamental ETF Trust (the “Trust”) oversees the management of each series of the Trust, which includes Davis Select U.S. Equity ETF, Davis Select Financial ETF, Davis Select Worldwide ETF, and Davis Select International ETF (each a “Fund” and collectively the “Funds”). The Trustees, as required by law, determine annually whether to approve the continuance of each Fund’s advisory agreement.

With the assistance of counsel, the Independent Trustees undertook a comprehensive review process in anticipation of their annual contract review meeting, held in May 2021 (the “Meeting”). During the Meeting, the Trustees, including the Independent Trustees separately, considered whether to renew the investment advisory agreement with Davis Selected Advisers, L.P. (the “Adviser”) and Davis Selected Advisers–NY, Inc. (the “Sub-Adviser”) (jointly “Davis Advisors” and, such agreement, the “Advisory Agreement”). As part of this process, Davis Advisors provided the Independent Trustees with material (including investment performance data) that was responsive to questions and requests for information submitted to Davis Advisors on behalf of the Independent Trustees. At this meeting, the Independent Trustees reviewed and evaluated all information which they deemed reasonably necessary under the circumstances, and were provided guidance by their independent counsel. In reaching their decision, the Independent Trustees also took into account information furnished to them throughout the year and otherwise provided to them during their quarterly meetings or through other prior communications. The Independent Trustees concluded that they had been supplied with sufficient information and data to analyze the Advisory Agreement and that their questions and information requests had been sufficiently answered by Davis Advisors. Upon completion of this review, the Independent Trustees found that the terms of the Advisory Agreement were fair and reasonable and that continuation of the Advisory Agreement was in the best interests of the Funds and their shareholders.

Reasons the Independent Trustees Approved Continuation of the Advisory Agreement

The Independent Trustees’ determinations were based upon a comprehensive consideration of all information provided to them, and they did not identify any single item or piece of information as the controlling factor. Each Independent Trustee did not necessarily attribute the same weight to each factor. The following considerations and conclusions were important, but not exclusive, to the Independent Trustees’ recommendation to renew the Advisory Agreement.

The Independent Trustees considered the investment performance of each Fund on an absolute basis as well as relative to its benchmark and other comparable funds. The Independent Trustees not only considered the investment performance of each Fund, but also the full range and quality of services provided by Davis Advisors to each Fund and its shareholders, including whether:

1)	A Fund achieves satisfactory investment results after all costs;
2)
Davis Advisors efficiently and effectively handles shareholder and authorized participant requests, provides quality accounting, legal and compliance services, and oversees third-party service providers; and

3)	Davis Advisors fosters healthy investor behavior.

The Independent Trustees considered that a shareholder’s ultimate return is the product of a fund’s results, as well as the shareholder’s behavior, specifically in selecting when to buy, sell, or hold. The Independent Trustees concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior. The Independent Trustees also considered the investment management team and Davis Advisors’ investment process. The Independent Trustees noted that Davis Advisors employs a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy. The Independent Trustees considered the quality of Davis Advisors’ investment process as well as the experience, capability, and integrity of its senior management and other personnel.

The Independent Trustees noted that Davis Advisors invested a significant amount in each of the Funds, and the Independent Trustees considered that these investments tend to align Davis Advisors’ interests with the interests of other shareholders, as they face the same risks, pay the same fees, are motivated to achieve satisfactory long-term returns, and that significant investment by Davis Advisors contributes to the economies of scale of the Funds.

DAVIS FUNDAMENTAL ETF TRUST	Trustee Approval of Advisory Agreement
(Unaudited) – (Continued)

Reasons the Independent Trustees Approved Continuation of the Advisory Agreement – (Continued)

The Independent Trustees noted the importance of reviewing quantitative measures, but recognized that qualitative factors are also important in assessing whether shareholders are likely to be well served by the continuation of the Advisory Agreement. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that, while such measures and data may be informative, the judgment of the Independent Trustees must take many factors into consideration in representing the shareholders of the Funds, including those listed below. In connection with reviewing comparative performance information, the Independent Trustees generally give greater weight to longer-term measurements.

The Independent Trustees assessed (a) comparative fee and expense information for other funds as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, which includes other funds it advises, other funds which it sub-advises, and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedule of each of the Funds, including an assessment of the fee waiver and expense limitation agreement that is in place for each Fund.

The Independent Trustees reviewed the management fee schedule and expense ratio for each Fund, noting that each of the Funds currently has in place a fee waiver and expense reimbursement agreement, the profitability (if any) of each Fund to Davis Advisors, the extent to which economies of scale might be realized if the Funds’ net assets increase, and whether the fee schedules reflect those potential economies of scale at this time. The Independent Trustees considered the nature, quality, and extent of the services being provided to each Fund and the costs incurred by Davis Advisors in providing such services. The Independent Trustees considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreement with the Funds, including a review of portfolio brokerage practices. The Independent Trustees noted that Davis Advisors does not use client commissions to pay for publications, both paper based or electronic, that are available to the general public or for research reports that are created by parties other than the broker-dealers providing trade execution, clearing, and/or settlement services to the Funds. The Independent Trustees also considered the potential for any fall-out benefits that may be realized by Davis Advisors as a result of its relationship with the Funds.

The Independent Trustees compared the fees paid to Davis Advisors by the Funds with those paid by Davis Advisors’ advised, sub-advised, private account, and managed money/wrap clients. To the extent sub-advised, private account, or managed money/wrap fees were lower than fees paid by the Funds, the Independent Trustees noted that the range of services provided to the Funds is more extensive, with greater risks associated with operating SEC-registered, actively managed exchange-traded funds. Serving as the primary adviser for actively managed exchange-traded funds is more work because of the complex overlay of regulatory, tax, and accounting issues, which are unique to exchange-traded funds. The Independent Trustees considered the investments necessary to manage the Funds, including the areas of risk oversight, information technology, which includes maintenance of the Davis ETF website, and compliance. With respect to risk, the Independent Trustees noted that not only have regulations become more complex and burdensome, but the scrutiny of regulators and shareholders has also become more intense. The Independent Trustees concluded that reasonable justifications existed for any differences between the fee rates for the Funds and Davis Advisors’ other lines of business.

Davis Select U.S. Equity ETF (“DUSA”)

The Independent Trustees noted that DUSA’s net asset value (“NAV”) return underperformed both the Standard & Poor’s 500® Index (“S&P 500®”) and the Lipper Large-Cap Core category average over the three-year and since inception time periods, but outperformed both over the one-year time period, all periods ended April 30, 2021. The Independent Trustees also reviewed Lipper ranking data comparing DUSA’s one-year, three-year, and since inception performance to the Lipper Large-Cap Core category average. Broadridge, an independent service provider, presented a report to the Independent Trustees that included comparative fee, expense, and investment performance data. The report compared the Fund’s performance, fees, and expenses to other similar funds as selected by Broadridge. As DUSA does not yet have a meaningful long term track record, the Independent Trustees also considered the historical performance of Davis Advisors’ concentrated equity composite strategy on an absolute basis as well as relative to the S&P 500®. The Independent Trustees considered DUSA’s management fee and total net expense ratio, including a review of a relevant expense group as selected by Broadridge. The Independent Trustees noted the limited number of ETFs that are comparable to the Fund in reviewing the Broadridge data.

DAVIS FUNDAMENTAL ETF TRUST	Trustee Approval of Advisory Agreement
(Unaudited) – (Continued)

Davis Select Financial ETF (“DFNL”)

The Independent Trustees noted that DFNL’s NAV return underperformed the Lipper Financial Services category average, but outperformed the S&P 500® Financials Index (“S&P 500® Financials”) over the one-year time period; underperformed both over the three-year time period; and underperformed the S&P 500® Financials, but outperformed the Lipper Financial Services category average over the since inception time period, all periods ended April 30, 2021. The Independent Trustees also reviewed Lipper ranking data comparing DFNL’s one-year, three-year, and since inception performance to the Lipper Financial Services category average. Broadridge, an independent service provider, presented a report to the Independent Trustees that included comparative fee, expense, and investment performance data. The report compared the Fund’s performance, fees, and expenses to other similar funds as selected by Broadridge. As DFNL does not yet have a meaningful long term track record, the Independent Trustees also considered the historical performance of Davis Advisors’ financial composite strategy on an absolute basis as well as relative to the S&P 500®. The Independent Trustees considered DFNL’s management fee and total net expense ratio, including a review of a relevant expense group as selected by Broadridge. The Independent Trustees noted the limited number of ETFs that are comparable to the Fund in reviewing the Broadridge data.

Davis Select Worldwide ETF (“DWLD”)

The Independent Trustees noted that DWLD’s NAV return outperformed both the Morgan Stanley Capital International All Country World Index (“MSCI ACWI®”) and the Lipper Global Multi-Cap Growth category average over the one-year time period; underperformed both over the three-year time period; and underperformed the Lipper Global Multi-Cap Growth category average, but outperformed the MSCI ACWI® over the since inception time period, all periods ended April 30, 2021. The Independent Trustees also reviewed Lipper ranking data comparing DWLD’s one-year, three-year, and since inception performance to the Lipper Global Multi-Cap Growth category average. Broadridge, an independent service provider, presented a report to the Independent Trustees that included comparative fee, expense, and investment performance data. The report compared the Fund’s performance, fees, and expenses to other similar funds as selected by Broadridge. As DWLD does not yet have a meaningful long term track record, the Independent Trustees also considered the historical performance of Davis Advisors’ global equity composite strategy on an absolute basis as well as relative to the MSCI ACWI®. The Independent Trustees considered DWLD’s management fee and total net expense ratio, including a review of a relevant expense group as selected by Broadridge. The Independent Trustees noted the limited number of ETFs that are comparable to the Fund in reviewing the Broadridge data.

Davis Select International ETF (“DINT”)

The Independent Trustees noted that DINT’s NAV return outperformed both the Morgan Stanley Capital International All Country World Index ex-USA (“MSCI ACWI® ex-USA”) and the Lipper International Multi-Cap Growth category average over the one-year time period; underperformed the Lipper International Multi-Cap Growth category average, but outperformed the MSCI ACWI® ex-USA over the three-year and since inception time periods, all periods ended April 30, 2021. The Independent Trustees also reviewed Lipper ranking data comparing DINT’s one-year and since inception performance to the Lipper International Multi-Cap Growth category average. Broadridge, an independent service provider, presented a report to the Independent Trustees that included comparative fee, expense, and investment performance data. The report compared the Fund’s performance, fees, and expenses to other similar funds as selected by Broadridge. As DINT does not yet have a meaningful long term track record, the Independent Trustees also considered the historical performance of Davis Advisors’ international equity composite strategy on an absolute basis as well as relative to the MSCI ACWI® ex-USA. The Independent Trustees considered DINT’s management fee and total net expense ratio, including a review of a relevant expense group as selected by Broadridge. The Independent Trustees noted the limited number of ETFs that are comparable to the Fund in reviewing the Broadridge data.

Approval of the Advisory Agreement

The Independent Trustees concluded that Davis Advisors had provided each of the Funds and their shareholders a reasonable level of both investment and non-investment services. The Independent Trustees further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder-oriented approach, as well as the execution of its investment discipline.

The Independent Trustees determined that the advisory fees for each of the Funds were reasonable in light of the nature, quality, and extent of the services being provided to the Funds, the costs incurred by Davis Advisors in providing such services, and in comparison to the range of the average advisory fees of their expense groups, as determined by an independent service provider. The Independent Trustees found that the terms of the Advisory Agreement were fair and reasonable and that continuation of the Advisory Agreement is in the best interests of each Fund and its shareholders. The Independent Trustees and the full Board of Trustees therefore voted to continue the Advisory Agreement for each Fund.

DAVIS FUNDAMENTAL ETF TRUST	Liquidity Risk Management Program

Following is a description of the operation and effectiveness of the Liquidity Risk Management Program (“LRMP”) that was adopted by the Board of Trustees (the “Board”) in accordance with Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Liquidity Rule is meant to promote effective liquidity risk management practices in order to reduce the likelihood that a fund would be unable to meet its redemption obligations.

The Board has appointed Davis Selected Advisers, L.P. (the “Adviser”) to serve as the Administrator of the LRMP, subject to the supervision of the Board. The Adviser has engaged a third party to perform certain functions, including the production of liquidity classification model information.

The Adviser monitors the adequacy and effectiveness of the implementation of the LRMP on an ongoing basis. This monitoring includes a review of the Funds’ liquidity risk based on a variety of factors including the Funds’ (1) investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, and (4) borrowing arrangements and other funding sources. The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires a fund that does not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the funds’ net assets in highly liquid investments (highly liquid investment minimum or HLIM). The LRMP includes provisions and safeguards that are reasonably designed to comply with the 15% limit on illiquid investments and the Funds are currently classified as Funds that primarily hold highly liquid investments. The LRMP includes the classification, no less than monthly, of the Funds’ investments into one of four liquidity classifications as provided for in the Liquidity Rule.

At a recent meeting of the Funds’ Board of Trustees, the Adviser provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the LRMP from May 1, 2020 through April 30, 2021. The report concluded that the LRMP is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk. There can be no guarantee that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Funds, including liquidity risks presented by the Funds’ investment portfolio, is found in the Funds’ Prospectus and Statement of Additional Information.

DAVIS FUNDAMENTAL ETF TRUST	Trustees and Officers

For the purpose of their service as Trustees to the Davis Fundamental ETF Trust, the business address for each of the Trustees is: 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Trustee serves until retirement, resignation, death, or removal.

Name, Date of Birth, Position(s) Held with Funds, Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships Held by Trustee During the Past Five Years

Independent Trustees

Ralph J. Egizi (03/31/48) Trustee since 2016	President, EGZ International, LLC (investment and financial consulting company); Director, Benefits Finance and Investments, Eastman Chemical Company (manufacturer of chemicals, fibers, and plastics), from 1999 to 2013.	4	None

Thomas D. Tays (03/07/57) Trustee since 2016	Retired. Chief Legal Officer, Davis Selected Advisers, L.P. from 1997 to 2013.	4	Director, Davis Funds SICAV.

Interested Trustee*

Kenneth C. Eich (08/14/53) Trustee/Chairman since 2016	Chief Operating Officer, Davis Selected Advisers, L.P.	4	None

* Kenneth C. Eich owns partnership units (directly, indirectly, or both) of the Adviser and is considered to be an “interested person” of the Funds as defined in the 1940 Act.

Officers

Lisa J. Cohen (born 04/25/89, Officer of Davis Fundamental ETF Trust since 2021). Vice President and Secretary of the Davis Fundamental ETF Trust (consisting of four portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President, Senior Attorney, and Secretary, Davis Selected Advisers, L.P.; and also serves as an executive officer of certain companies affiliated with the Adviser.

Christopher C. Davis (born 07/13/65, Officer of Davis Fundamental ETF Trust since 2016). President of the Davis Fundamental ETF Trust (consisting of four portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Director, Davis Funds, Selected Funds, and Clipper Fund; Chairman, Davis Selected Advisers, L.P.; and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC.
Kenneth C. Eich (born 08/14/53, Officer of Davis Fundamental ETF Trust since 2016). Executive Vice President and Principal Executive Officer of the Davis Fundamental ETF Trust (consisting of four portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P.; and also serves as an executive officer of certain companies affiliated with the Adviser.
Douglas A. Haines (born 03/04/71, Officer of Davis Fundamental ETF Trust since 2016). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Fundamental ETF Trust (consisting of four portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.
Jeffrey M. Pittman (born 03/03/72, Officer of Davis Fundamental ETF Trust since 2021). Assistant Secretary of the Davis Fundamental ETF Trust (consisting of four portfolios); Assistant Secretary, Davis Selected Advisers, L.P.; and also serves as an executive officer of certain companies affiliated with the Adviser.
Randi J. Roessler (born 06/26/81, Officer of Davis Fundamental ETF Trust since 2018). Vice President and Chief Compliance Officer of the Davis Fundamental ETF Trust (consisting of four portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P.; and also serves as an executive officer of certain companies affiliated with the Adviser.

DAVIS FUNDAMENTAL ETF TRUST

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Foreside Fund Services, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101

Accounting Agent, Custodian, and Transfer Agent
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Greenberg Traurig, LLP
1144 15th Street, Suite 3300
Denver, Colorado 80202

Independent Registered Public Accounting Firm
KPMG LLP
1225 17th Street, Suite 800
Denver, Colorado 80202

For more information about Davis Fundamental ETF Trust, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Funds’ Statement of Additional Information contains additional information about the Funds’ Trustees and is available without charge, upon request, by calling 1-800-279-0279 and on the Funds’ website at www.davisetfs.com. Fact Sheets are available on the Funds’ website at www.davisetfs.com.

ITEM 2.  CODE OF ETHICS

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the code of ethics is filed as an exhibit to this form N-CSR.

No substantive amendments were approved or waivers granted to this code of ethics during the period covered by this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s Board of Trustees has determined that independent trustee Thomas D. Tays qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)
Audit Fees.  The aggregate Audit Fees billed by KPMP LLP (“KPMG”) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year ends October 31, 2021 and October 31, 2020 were $68,544 and $67,200, respectively.

(b)
Audit-Related Fees.  The aggregate Audit-Related Fees billed by KPMG for services rendered for assurance and related services that are not reasonably related to the performance of the audit or review of the funds financial statements, but not reported as Audit Fees for fiscal year ends October 31, 2021 and October 31, 2020 were $0 and $0, respectively.

(c)
Tax Fees.  The aggregate Tax Fees billed by KPMG for professional services rendered for tax compliance, tax advice and tax planning for the fiscal year ends October 31, 2021 and October 31, 2020 were $25,752 and $24,500, respectively.

Fees included in the Tax Fee category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audit.  These services include preparation of tax returns, tax advice related to mergers and a review of the fund income and capital gain distributions.

(d)
All Other Fees.  The aggregate Other Fees billed by KPMG for all other non-audit services rendered to the fund for the fiscal year ends October 31, 2021 and October 31, 2020 were $2,350 and $5,825, respectively.

(e)(1)
Audit Committee Pre-Approval Policies and Procedures.

The funds Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the funds.  Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The funds Audit Committee has adopted a policy whereby audit and non-audit services performed by the funds independent accountant require pre-approval in advance at regularly scheduled Audit Committee meetings.  If such a service is required between regularly scheduled Audit Committee meetings, pre-approval may be authorized by the Audit Committee Chairperson with ratification at the next scheduled audit committee meeting.

(2)	No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable

(g)
The funds independent accountant did not provide any services to the investment advisor or any affiliate for the fiscal years ended October 31, 2021 and October 31, 2020.  The funds have not paid any fees for non-audit not previously disclosed in items 4 (b) – (d).

(h)
The registrant’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.  No such services were rendered.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.  SCHEDULE OF INVESTMENTS

(a)	Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

(b)	Not Applicable

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11.  CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer, principal financial officer and principal accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13.  EXHIBITS

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed as an exhibit to this form N-CSR.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS FUNDAMENTAL ETF TRUST

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: December 21, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: December 21, 2021

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: December 21, 2021